       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1997

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

        Shaun F. O'Malley                 Jonathan D. Scott
      Herbert S. Riband, Jr.              Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                                 August 1, 1997

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed. In the first half of 1997, the Company has fared well in an unusually buoyant market. No one can predict how long this unprecedented momentum will continue. Recognizing this market's volatility, your Company will continue to exercise vigilance.

     At the Annual Meeting April 16, 1997, Shaun F. O'Malley and Jonathan D. Scott were re-elected Directors for three-year terms. Deloitte & Touche LLP were reappointed as our independent auditors and Cooke & Bieler, Inc. remains as our investment adviser.

     I thank the Board and Officers of your Company for their advice and assistance, and you, our shareholders, for your continued faith in our Company.

       LOGO

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (UNAUDITED)

ASSETS
INVESTMENTS-AT MARKET VALUE (NOTE 1):
     U.S. TREASURY NOTES (IDENTIFIED COST
        $4,904,527)...................................   $ 4,999,953
     MUTUAL FUNDS & OTHER SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $4,231,119)...............     4,242,310
     COMMON STOCKS (IDENTIFIED COST $8,560,698)
           INCLUDING AFFILIATE (NOTE 2)...............    44,380,439
                                                         -----------
                TOTAL INVESTMENTS.....................    53,622,702
CASH..................................................        23,562
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............       195,877
PREPAID TAXES AND EXPENSES............................         6,726
OTHER ASSETS..........................................         1,800
                                                         -----------

                TOTAL.................................    53,850,667
                                                         -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES............................        12,294
                                                         -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET VALUE)
     EQUIVALENT TO $945.13 PER SHARE ON 56,964 SHARES
     OF $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 1997 (AUTHORIZED 232,000 SHARES)........   $53,838,373
                                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

                       U.S. TREASURY OBLIGATIONS -- 9.32%

                                                            Aggregate
                                                              Quoted
Principal                                     Identified   Market Price
 Amount                                          Cost        (Note 1)
---------                                     ----------   ------------
1,000,000   U.S. TREASURY NOTES 9 1/4% DUE
                 8/15/98....................  $1,000,055    $1,035,312
  900,000   U.S. TREASURY NOTES 8 7/8% DUE
                 2/15/99....................     900,541       938,531
  700,000   U.S. TREASURY NOTES 7 3/4% DUE
                 1/31/00....................     699,409       724,937
1,000,000   U.S. TREASURY NOTES 7 7/8% DUE
                 8/15/01....................   1,047,019     1,053,438
  750,000   U.S. TREASURY NOTES 6 3/8% DUE
                 8/15/02....................     759,951       749,297
  500,000   U.S. TREASURY NOTES 6 1/2% DUE
                 5/15/05....................     497,552       498,438
                                              ----------   ------------
            TOTAL GOVERNMENT SECURITIES.....   4,904,527     4,999,953
                                              ----------   ------------
                 MUTUAL FUNDS AND OTHER SHORT-TERM
                           SECURITIES -- 7.91%

                Face Value/
              Principal Amount
         --------------------------
  500,000   U.S. TREASURY NOTES 5.375%
                 DUE 11/30/97...............     499,253       494,375
   26,087   TREASURY TRUST FUND.............      26,087        26,087
  261,154   FEDERAL TRUST FUND..............     261,154       261,154
2,444,625   FED FUND........................   2,444,625     2,444,625
   41,203   SCUDDER INT'L. EQUITY INV.
                 TR. .......................   1,000,000     1,016,069
                                              ----------   ------------
            TOTAL...........................   4,231,119     4,242,310
                                              ----------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1997
                                  (UNAUDITED)

                            COMMON STOCKS -- 82.77%

                                                            Aggregate
                                                              Quoted
 Number                                       Identified   Market Price
of Shares                                        Cost        (Note 1)
---------                                     ----------   ------------
            PETROLEUM AND MINING -- 7.63%
   32,000   EXXON CORP......................  $   91,444   $ 1,960,000
   20,000   MOBIL CORP. ....................      62,715     1,397,500
   15,000   PENN VIRGINIA CORP. ............      22,382       735,000
                                              ----------   ------------
            TOTAL...........................     176,541     4,092,500
                                              ----------   ------------
            BANKING, INSURANCE AND FINANCIAL
            HOLDING COMPANIES -- 40.73%
   19,000   MARSH & MCLENNAN, INC. .........     522,710     1,356,125
  464,000   PNC BANK CORP. .................     280,334    19,372,000
   24,000   STATE STREET CORP. .............     376,689     1,110,000
                                              ----------   ------------
            TOTAL...........................   1,179,733    21,838,125
                                              ----------   ------------
            MANUFACTURING AND DIVERSIFIED -- 20.76%
   16,000   AMP, INC. ......................     422,130       668,000
    5,000   BOEING CO. .....................      93,363       265,312
   17,000   CORNING INC. ...................     424,535       945,625
   14,500   DOVER CORP. ....................     261,750       893,562
    6,000   DOW CHEMICAL CO. ...............     116,337       521,250
   12,000   EMERSON ELECTRIC................     181,980       660,750
    7,000   FLUOR CORP. ....................     364,239       386,313
   28,500   GENUINE PARTS CO. ..............     469,072       965,438
   15,000   HASBRO INC. ....................     422,456       425,625
    7,000   INT'L BUSINESS MACHINES.........     363,995       631,750
    8,000   INT'L FLAVORS & FRAGRANCES......     327,606       404,000
   10,000   MINNESOTA MINING & MFG. CO. ....     170,764     1,022,500
   10,000   MOTOROLA .......................     516,200       761,250
   20,000   PALL CORP. .....................     474,525       465,000
   20,000   RUBBERMAID INC. ................     474,275       595,000
   30,000   SHERWIN WILLIAMS CO. ...........     481,800       926,250
    7,500   XEROX CORP. ....................     351,150       591,563
            --------------------------------  ----------   ------------
            TOTAL...........................   5,916,177    11,129,188
            --------------------------------  ----------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1997
                                  (UNAUDITED)

                           COMMON STOCKS -- CONCLUDED

                                                            Aggregate
                                                              Quoted
 Number                                      Identified    Market Price
of Shares                                       Cost         (Note 1)
---------                                    -----------   ------------
            DRUGS AND PHARMACEUTICALS -- 6.59%
   16,000   BRISTOL-MYERS SQUIBB CO. ......  $   465,235   $ 1,296,000
    8,000   JOHNSON & JOHNSON..............       88,070       515,000
    7,500   MERCK & CO. ...................      168,925       767,344
   20,000   SCHERING-PLOUGH................      292,350       957,500
                                             -----------   ------------
            TOTAL..........................    1,014,580     3,535,844
                                             -----------   ------------
            COMMUNICATIONS -- 1.41%
   10,000   BELL ATLANTIC CORP. ...........      178,287       758,750
                                             -----------   ------------
            FOOD/RETAIL MERCHANDISING -- 2.54%
   20,000   COCA-COLA CO. .................       23,981     1,360,000
                                             -----------   ------------
            DIVERSIFIED HOLDING -- 3.11%
      732   PENNSYLVANIA WAREHOUSING AND
                 SAFE DEPOSIT COMPANY (NOTE
                 2)........................       71,399     1,666,032
                                             -----------   ------------
            TOTAL COMMON STOCKS............    8,560,698    44,380,439
                                             -----------   ------------
            TOTAL INVESTMENTS..............  $17,696,344   $53,622,702
                                             ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
                AFFILIATE -- NOTE 2).....................    $ 720,762
           INTEREST......................................      198,908
                                                             ---------
                TOTAL....................................      919,670
     EXPENSES:
           COMPENSATION....................   $    46,375
           TAXES OTHER THAN INCOME TAXES...        11,218
           DIRECTORS' FEES (NOTE 5)........        22,675
           INVESTMENT ADVISORY FEES (NOTE
             5)............................        56,858
           LEGAL...........................         3,210
           AUDITING & ACCOUNTING...........        24,375
           CUSTODIAN.......................         7,807
           OTHER OFFICE AND
             ADMINISTRATIVE................        31,708
                                              -----------
                TOTAL....................................      204,226
                                                             ---------
     NET INVESTMENT INCOME...............................      715,444
                                                             ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 3):
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS
           (EXCLUDING SHORT-TERM
             INVESTMENTS):
           PROCEEDS FROM SALES.............   $ 3,789,420
           COST OF SECURITIES SOLD.........     2,583,794
                                              -----------
                NET REALIZED GAIN........................    1,205,626
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 1997..............    30,791,626
           AT JUNE 30, 1997................    35,926,357
                                              -----------
     INCREASE IN NET UNREALIZED APPRECIATION.............    5,134,731
                                                             ---------
NET GAIN ON INVESTMENTS..................................    6,340,357
                                                             ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....    $7,055,801
                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND THE
                          YEAR ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

                                                1997           1996
                                             -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................   $   715,444    $ 1,470,623
     NET REALIZED GAIN ON INVESTMENTS.....     1,205,626      1,823,302
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......     5,134,731      4,072,102
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........            --       (631,197)
                                             -----------    -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.........     7,055,801      6,734,830
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................        (4,817)        (2,860)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................        (8,753)        (4,509)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................      (314,231)    (1,482,730)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................      (659,913)      (181,342)
                                             -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................     6,068,087      5,063,389
NET ASSETS:
     BEGINNING OF PERIOD..................    47,770,286     42,706,897
                                             -----------    -----------
     END OF PERIOD [INCLUDING
        UNDISTRIBUTED NET INVESTMENT
        INCOME (LOSS) OF $127,266 AND
        ($269,130) RESPECTIVELY]..........   $53,838,373    $47,770,286
                                             ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 743 shares of capital stock redeemed during the period ended June 30, 1997.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Portfolio Valuation
     Marketable securities are generally valued at the last reported sales price on June 30, 1997. Where a last sales price is not reported, the latest bid price is used. Marketable securities for which neither a sale nor a bid price was reported on June 30, 1997 are valued at the latest sale or bid price previously reported. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed

                                  (UNAUDITED)

income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                        June 30, 1997                   6 Months
                            -------------------------------------     Ended 6/30/97
                            Percent     Identified        Fair          Dividend
Shares                       Owned         Cost          Value           Income
-------                     -------     ----------     ----------     -------------
732        Pennsylvania
           Warehousing
           and Safe
           Deposit
           Company          16.92%       $ 71,399      $1,666,032        $35,928
                            =======     =========      ==========     ===============

                                  (UNAUDITED)

3. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 1997 (excluding U.S. Government short-term securities) were:

                                Historical                         Cost of
                                  Cost of      Proceeds from     Securities
                                Investments      Sales and        Sold and
                                 Purchased      Maturities         Matured
                                -----------    -------------    -------------
Common stocks................   $1,374,070      $ 2,789,419      $  1,583,793
Short-term securities........    3,783,162        5,785,234         5,785,234
U.S. Treasury Notes..........      996,406          500,000           500,000
                                -----------    -------------    -------------
     Total...................   $6,153,638      $ 9,074,653      $  7,869,027
                                ===========    ==============      ==========

4. LEASE
     The Company rents office space under a lease expiring in April 1998. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $5,100.

5. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 1997
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $46,375.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                           SUPPLEMENTARY INFORMATION

                                  (UNAUDITED)

Selected data for each share of capital stock outstanding throughout each period:

                                      Six
                                    Months
                                     Ended
                                    June 30                  Year Ended December 31
                                     1997       1996       1995       1994       1993       1992

                                     -------------------------------------------------------
Investment income................   $15.94     $ 32.33    $ 30.77    $ 28.64    $ 27.52    $ 26.48
Expenses.........................     3.54        6.68       5.97       5.59       5.38       5.58
                                    -------    -------    -------    -------    -------    -------
Net investment income............    12.40       25.65      24.80      23.05      22.14      20.90
Dividends from net investment
  income.........................    (5.50)     (25.67)    (26.73)    (22.99)    (22.09)    (20.89)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation........   110.42       90.93     170.09     (77.72)     13.19      35.21
                                    -------    -------    -------    -------    -------    -------
Net increase (decrease) in net
  asset value....................   117.32       90.91     168.16     (77.66)     13.24      35.22
Net asset value:
  Beginning of year..............   827.81      736.90     568.74     646.40     633.16     597.94
                                    -------    -------    -------    -------    -------    -------
  End of year....................   $945.13    $827.81    $736.90    $568.74    $646.40    $633.16
                                    =======    =======    =======    =======    =======    =======
Annual ratio of expenses to
  average net assets.............      .81% *      .86%      0.89%      0.89%      0.81%      0.91%
Annual ratio of net investment
  income to average net assets...     2.82% *     3.32%      3.72%      3.68%      3.34%      3.40%
Annual portfolio turnover rate...     6.56% *     5.21%      4.67%      9.17%      9.16%      7.65%
Number of shares outstanding at
  end of period
  (in thousands).................       57          58         58         59         60         61

* ANNUALIZED

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS*
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

                                   PURCHASES

                                             Changes        Balance
                                              During        June 30,
                                            the Period        1997
                                            ----------    ------------
                                                 Number of Shares
                                            --------------------------
Fluor Corp...............................      7,000           7,000
Hasbro Inc...............................     15,000          15,000
Poll Corp. ..............................     20,000          20,000
Rubbermaid Inc. .........................      5,000          20,000

                                                 Principal Amount
                                            --------------------------
U.S. Treasury Notes 6.5% due 5/15/05.....    500,000         500,000
U.S. Treasury Notes 5.375% due
  11/30/97...............................    500,000         500,000

                                   SPIN OFFS

                                                 Number of Shares
                                            --------------------------
Covance..................................      5,250             -0-
Quest Diagnostics........................      2,625             -0-

                                  STOCK SPLITS

                                                 Number of Shares
                                            --------------------------
Boeing Co. ..............................      2,500           5,000
Bristol Myers Squibb Co. ................      9,000          16,000
Emerson Electric.........................      6,000          12,000
Exxon Corp. .............................     16,000          32,000
Genuine Parts............................      9,500          28,500
Int'l Business Machines..................      3,500           7,000
Marsh & McLennan Inc. ...................      9,500          19,000
Mobil Corp. .............................     10,000          20,000
Schering-Plough..........................     10,000          20,000
Sherwin Williams.........................     15,000          30,000
State Street Corp. ......................     12,000          24,000

* EXCLUSIVE OF SHORT-TERM U.S. TREASURY BILLS AND OTHER SHORT-TERM INSTRUMENTS.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS*
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

                                     SALES

                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     1997
                                                ----------   --------
                                                  Number of Shares
                                                ---------------------
                                                 $  2,000    $ 16,000
  Bristol-Myers Squibb........................
                                                    3,000      20,000
  Coca-Cola Co. ..............................
                                                    4,000      17,000
  Corning.....................................
                                                    5,250         -0-
  Covance.....................................
                                                   20,000     464,000
  PNC Bank Corp. .............................
                                                    2,625         -0-
  Quest Diagnostics...........................
                                                   21,500         -0-
  Reader's Digest "A".........................
                                                    2,000      20,000
  Schering-Plough.............................
                                                   11,000         -0-
  Union Camp Corp. ...........................

* EXCLUSIVE OF SHORT-TERM U.S. TREASURY BILLS AND OTHER SHORT-TERM INSTRUMENTS.

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 57,302 shares of common stock of the company outstanding and entitled to vote, a total of 51,532 shares were represented either in person or by proxy at the annual shareholders meeting held April 16, 1997.

     Votes totaling 51,532 were cast for Shaun F. O'Malley to serve as director of the company for a three-year period ending in 2000. Votes totaling 51,497 were cast for Jonathan D. Scott to serve as director of the company for a three-year period expiring in 2000. There were 35 abstentions.

     Votes cast for the ratification of the selection of Deloitte & Touche LLP as auditors of the company for the period April 16, 1997 to April 15, 1998 totalled 51,532.